Income Taxes - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Income Taxes [Line Items]
Total unrecognized tax benefit	₨ 46,774.3	₨ 43,048.0	$ 616.5	$ 567.4	₨ 37,103.2
The total unrecognized tax benefits, if recognized, that would reduce the tax and thereby affect the effective tax rate	₨ 46,774.3	43,048.0
Income tax rate including surcharge and education cess	25.17%		25.17%
Income tax expense (benefit) recorded in retained earnings		(21,016.0)
Other comprehensive income	₨ 15,129.2	₨ (8,457.8)